UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Ergon Capital Offshore Fund, Ltd.

Address:  c/o Ogier Fiduciary Services (Cayman) Limited
              P.O. Box 1234 GT
              Queensgate House
              South Church Street
              George Town
              Grand Cayman, Cayman Islands
              British West Indies

13F File Number: 028-12032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jason S. Atkins
Title:    Director
Phone:    (904) 543-7230

Signature, Place and Date of Signing:


/s/Jason S. Atkins          Jacksonville Beach, Florida        May 15, 2007
-----------------------     ---------------------------   ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number               Name

     028-11836                          Ergates Capital Management, LLC
     -----------------------            ------------------------------------

SK 23227 0002 772413